Summary of Significant Accounting Policies: - Revenue Recognition (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	$ 375,715	$ 346,710	$ 716,996	$ 642,546	$ 1,368,295	$ 1,214,362	$ 974,175
Hardware and Protective Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	263,129	269,499	514,058	482,676	1,024,392	853,016	636,717
Robotics and Digital Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	66,351	42,198	122,230	98,505	209,287	236,086	196,043
Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues					134,616	125,260	141,415
United States
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	323,481	307,539	625,578	573,059	1,214,418	1,070,173	822,028
United States | Hardware and Protective Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	257,742	265,702	504,539	475,376	1,007,135	835,957	626,490
United States | Robotics and Digital Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	65,739	41,837	121,039	97,683	207,283	234,216	195,538
Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	48,897	36,646	85,178	64,728	144,409	133,035	143,864
Canada | Hardware and Protective Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	2,050	1,272	3,279	2,541	7,789	5,905	1,944
Canada | Robotics and Digital Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	612	361	1,191	822	2,004	1,870	505
Canada | Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues					134,616	125,260	141,415
Mexico
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	3,337	2,525	6,240	4,759	9,468	11,154	8,283
Mexico | Hardware and Protective Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	3,337	2,525	6,240	4,759	9,468	11,154	8,283
Fastening and Hardware
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	247,034	225,298	447,727	401,003	838,358	728,489	718,455
Fastening and Hardware | Hardware and Protective Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	201,208	190,572	367,810	340,956	706,865	607,247	581,269
Fastening and Hardware | Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues					131,493	121,242	137,186
Personal Protective
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	62,099	78,993	146,439	141,786	317,766	245,769	55,448
Personal Protective | Hardware and Protective Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	61,921	78,927	146,248	141,720	317,527	245,769	55,448
Personal Protective | Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues					239
Keys and Key Accessories
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	50,495	30,869	92,950	75,276	160,706	189,460	148,115
Keys and Key Accessories | Robotics and Digital Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	50,289	30,649	92,383	74,027	157,828	185,451	143,898
Keys and Key Accessories | Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues					2,878	4,009	4,217
Engraving
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	16,029	11,543	29,815	24,464	51,429	50,622	52,157
Engraving | Robotics and Digital Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	16,004	11,542	29,782	24,461	51,423	50,613	52,145
Engraving | Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues					6	9	$ 12
Resharp
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	58	7	65	17	36	22
Resharp | Robotics and Digital Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenues	$ 58	$ 7	$ 65	$ 17	$ 36	$ 22